Interest Expense and Finance Cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense	$ 60,573	$ 61,937	$ 46,553
Amortization and write-off of deferred financing costs	10,784	8,870	7,863
Other	127	84	(13)
Interest expense and financing cost	64,680	65,399	49,166
Continuing Operations [Member]
Amortization and write-off of deferred financing costs	$ 3,980	$ 3,378	$ 2,626